Financial instruments and risk management - Maturity table (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 4,928,607	$ 5,037,600	$ 5,249,024
Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(4,491,171)	(4,593,344)	(4,163,443)
Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(76,704)	(147,514)	(55,252)
Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(803,050)	0	0
2020
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	8,292,347	8,379,511	8,083,352
2020 | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	4,491,171	4,593,344	4,163,443
2020 | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	76,704	147,514
2020 | Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	149,538
2020 | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			6,821
2020 | Floating interest rate [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			942,651
2020 | Floating interest rate [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			55,252
2020 | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	2,831,191	2,757,459	0
2020 | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	609,208	735,334	2,752,400
2020 | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	134,535	145,860	162,785
Later than one year and not later than three years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	2,293,891	314,991	298,457
Later than one year and not later than three years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0
Later than one year and not later than three years [member] | Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	598,040
Later than one year and not later than three years [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities		0
Later than one year and not later than three years [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			0
Later than one year and not later than three years [member] | Floating interest rate [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			53,973
Later than one year and not later than three years [member] | Floating interest rate [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			0
Later than one year and not later than three years [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	1,488,208	44,014	0
Later than one year and not later than three years [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	207,643	270,977	244,484
Later than three years and not later than five years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	55,472	1,580,512	1,703,840
Later than three years and not later than five years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0
Later than three years and not later than five years [member] | Lease liabilities [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	55,472
Later than three years and not later than five years [member] | Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			0
Later than three years and not later than five years [member] | Floating interest rate [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			1,500,000
Later than three years and not later than five years [member] | Floating interest rate [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities			0
Later than three years and not later than five years [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	1,500,793	0
Later than three years and not later than five years [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 0	$ 79,719	$ 203,840